Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability 5% decrease	$ 268
Noncontrolling interests discount 5% decrease	$ 37